Significant Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Statement [Line Items]
Key Management Personnel Compensation
c.	Key management personnel compensation

	For the years ended December 31,
	2020	2021	2022
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Short-term employee benefits	$435,251	$562,117	$2,047,118
Post-employment benefits	2,458	2,322	2,782
Termination benefits	283	—	—
Share-based payment	365,666	1,035,401	719,786
Others	571	578	649

Total	$804,229	$1,600,418	$2,770,335

Subsidiaries [member]
Statement [Line Items]
Significant Transactions Between the Company and Related Parties
For the year ended December 31, 2020

Entity	Counterparty	Transactions (Note A)
		Account	Amount		Terms (Note B)

			NT$
			(In Thousands)
UMC	UMC-USA	Sales	$49,357,981		Net 60 days
UMC	UMC-USA	Accounts receivable	5,388,172		—
UMC	UMC GROUP JAPAN	Sales	1,220,419		Net 60 days
UMC	USCXM	Sales	1,183,180 (Note C	)	Net 30 days
UMC	USCXM	Accounts receivable	24,831		—
USCXM	UMC-USA	Sales	970,358		Net 60 days
USCXM	UMC-USA	Accounts receivable	250,092		—
HJ	UMC-USA	Sales	137,860		Net 60 days
HJ	UMC-USA	Accounts receivable	33,069		—
HJ	UMC GROUP JAPAN	Sales	106,077		Net 60 days
USJC	UMC-USA	Sales	1,395,094		Net 60 days
USJC	UMC-USA	Accounts receivable	456,860		—

For the year ended December 31, 2021

Entity	Counterparty	Transactions (Note D)
		Account	Amount		Terms (Note B)

			NT$
			(In Thousands)

UMC	UMC-USA	Sales	$48,440,369		Net 60 days
UMC	UMC-USA	Accounts receivable	6,286,428		—
UMC	USCXM	Sales	1,222,320 (Note C	)	Net 30 days
UMC	USCXM	Accounts receivable	29,012		—
UMC	UDS	Sales	178,331		Net 30 days
UMC	UDS	Accounts receivable	18,818		—
USJC	UMC-USA	Sales	2,917,993		Net 60 days
USJC	UMC-USA	Accounts receivable	428,363		—
USCXM	UMC-USA	Sales	1,444,736		Net 60 days
USCXM	UMC-USA	Accounts receivable	221,375		—
WAVETEK	UMC-USA	Sales	545,785		Net 60 days
WAVETEK	UMC-USA	Accounts receivable	126,580		—
WAVETEK	UMC	Sales	110,620		Month-end 30 days
HJ	UMC-USA	Sales	366,968		Net 60 days
HJ	UMC-USA	Accounts receivable	60,147		—
For the year ended December 31, 2022

Entity	Counterparty	Transactions (Note D)
		Account	Amount		Terms (Note B)

			NT$
			(In Thousands)
UMC	UMC-USA	Sales	$68,554,072		Net 60 days
UMC	UMC-USA	Accounts receivable	9,502,922		—
UMC	USCXM	Sales	1,143,280 (Note C	)	Net 30 days
UMC	USCXM	Accounts receivable	16,774		—
UMC	UDS	Sales	656,472		Net 30 days
UMC	UDS	Accounts receivable	6,734		—
UMC	USJC	Sales	164,855		Net 60 days
UMC	USJC	Accounts receivable	151,430		—
USJC	UMC-USA	Sales	4,272,900		Net 60 days
USJC	UMC-USA	Accounts receivable	744,082		—
USCXM	UMC-USA	Sales	1,565,670		Net 60 days
USCXM	UMC-USA	Accounts receivable	310,431		—
USCXM	UMC	Sales	1,035,407		Net 30 days - Net 45 days
USCXM	UMC	Accounts receivable	173		—
USCXM	UDS	Sales	148,259		Month-end 30 days
USCXM	UDS	Accounts receivable	171		—
WTK	UMC-USA	Sales	716,357		Net 60 days
WTK	UMC-USA	Accounts receivable	81,819		—
WTK	UMC	Sales	124,178		Month-end 30 days
HJ	UMC-USA	Sales	551,913		Net 60 days
HJ	UMC-USA	Accounts receivable	147,265		—
HJ	UDS	Sales	311,972		Month-end 30 days
HJ	UDS	Accounts receivable	9,500		—

Note A:	The significant intercompany transactions listed above include downstream transactions.

Note B:	The sales price to the above related parties was determined through mutual agreement in reference to market conditions.

Note C:	UMC authorized technology licenses to its subsidiary, USCXM, in the amount of US$0.35 billion, which was recognized as deferred revenue to be realized over time.

Note D:	The significant intercompany transactions listed above include downstream and upstream transactions.

Other related parties [member]
Statement [Line Items]
Significant Transactions Between the Company and Related Parties
b.	Significant transactions between the Company and other related parties were as follows:

(i)	Name and Relationship of Related Parties

Name of related parties	Relationship with the Company
FARADAY TECHNOLOGY CORP. and its Subsidiaries	Associate
HSUN CHIEH INVESTMENT CO., LTD.	Associate
UNIMICRON TECHNOLOGY CORP.	Associate
SILICON INTEGRATED SYSTEMS CORP.	The Company’s director
PHOTRONICS DNP MASK CORPORATION	Other related parties
UNITEDVISION SEMICONDUCTOR CO., LTD.	Other related parties
UPI SEMICONDUCTOR CORP.	Other related parties

(ii)	Operating revenues

	For the years ended December 31,
	2020	2021	2022
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Associates	$2,085,425	$2,778,544	$5,744,098
Others	26,856	38,797	40,474

Total	$2,112,281	$2,817,341	$5,784,572

(iii)	Accounts receivable, net

	As of December 31,
	2021	2022
	NT$	NT$
	(In Thousands)	(In Thousands)
Associates	$555,064	$529,525
Others	11,274	1,052

Total	$566,338	$530,577

The sales price to the above related parties was determined through mutual agreement in reference to market conditions. The collection periods for domestic sales to related parties were month-end
30 - 60 days, while the collection periods for overseas sales were month-end
30 - 60 days.

(iv)	Refund liabilities (classified under other current liabilities)

	As of December 31,
	2021	2022
	NT$	NT$
	(In Thousands)	(In Thousands)
Associates	$1,841	$1,545
Others	27	7

Total	$1,868	$1,552

(v)	Significant asset transactions
Acquisition of financial assets at fair value through profit or loss, noncurrent

			For the year ended December 31, 2020
	Trading Volume (In thousands of shares)	Transaction underlying	Purchase price
			NT$
			(In Thousands)
Associates	1,000	Stock of WELLYSUN INC.	$25,000

			For the year ended December 31, 2021
	Trading Volume (In thousands of shares)	Transaction underlying	Purchase price
			NT$
			(In Thousands)
Associates	82	Stock of ARTERY TECHNOLOGY CORPORATION	$13,929

For

the year ended December 31, 2022: None.
Acquisition of intangible assets

	Purchase price
	For the years ended December 31,
	2020	2021	2022
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Associates	$335,425	$181,254	$266,053

(vi) Others

Mask expenditure
	For the years ended December 31,
	2020	2021	2022
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Others	$1,811,827	$1,861,438	$2,581,409

Other payables of mask expenditure

	As of December 31,
	2020	2021	2022
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Others	$532,810	$560,042	$812,185